STOCKHOLDERS' EQUITY (Details Textual)	1 Months Ended										2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 24, 2017	Mar. 16, 2017 $ / shares shares	Feb. 16, 2017 $ / shares shares	Feb. 14, 2017 USD ($) $ / shares shares	Dec. 27, 2016 USD ($) $ / shares shares	Jul. 20, 2016 $ / shares shares	May 16, 2016 USD ($) $ / shares shares	Feb. 29, 2016 shares	Aug. 19, 2015 USD ($) $ / shares shares	Feb. 24, 2015 shares	Nov. 19, 2015 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	May 19, 2017 USD ($) shares	Nov. 02, 2015 $ / shares shares	Aug. 31, 2015 $ / shares
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																$ 259.20
Share-based Compensation, Total | $												$ 603,000	$ 180,000		$ 369,000	$ 530,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total | $														$ 100,000	100,000	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $														$ 0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $															340,000	498,000
Warrants Issued During Period Number Of Warrants									3,368,000
Stock Issued During Period, Shares, New Issues								29,639
Sale of Stock, Consideration Received on Transaction | $									$ 945,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												2 years 8 months 26 days
Proceeds from Issuance or Sale of Equity, Total | $									1,607,000
Offering Costs On Pro Rata Basis To Warrants and Common Shares | $									640,000
Offering Costs Expenses | $									$ 305,000
Proceeds from Warrant Exercises | $															$ 492,000	$ 1,758,000
Debt Conversion, Original Debt, Amount | $												$ 2,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term															7 years 11 months 5 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term															7 years 7 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares															$ 2,956
Common Stock, Shares, Issued												11,621,229		7,606,518	7,606,518	168,565
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $															$ 684,000
Preferred Stock, Shares Outstanding												0		0	0	0
Share-based Compensation Arrangement by Share-based Payment Award Options and warrants Grants in Period Gross												1,365,000			7,602,945
Share-based Compensation Arrangement by Share-based Payment Award Options and warrants Exercises in Period												794,400			64,466
Share-based Compensation Arrangement by Share-based Payment Award Options and Warrants Forfeitures and Expirations in Period												7			7,738
Share-based Compensation Arrangement by Share-based Payment Award Options and warrants Outstanding Weighted Average Exercise Price | $ / shares												$ 5.67		$ 5.98	$ 5.98	$ 505.2
Share based Compensation Arrangement By Share based Payment Award Options And Warrants Exercisable Weighted Average Remaining Contractual Term1															4.87
Stock Issued During Period, Shares, Share-based Compensation, Gross												853,503
Stock Issued During Period, Value, Share-based Compensation, Gross | $												$ 1,426,000
Conversion of Stock, Shares Converted												977,751			977,751	154,543
Stock Issued During Period Shares Deferred Compensation												104,218
Stock Issued During Period Value Deferred Compensation | $												$ 295,000
Stock Issued During Period Interest Accrued												24,397
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 1.55										$ 1.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value Per share | $ / shares												$ 0.08	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,555,500										3,555,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	286.51%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												9 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term												0 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $												$ 4,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights												The options vest at one third on March 24, 2018, one third on March 24, 2019 and one third on March 24, 2020
Equity Option [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			1,844
incoln Park Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Common Stock Issuable Value | $																	$ 15,000,000
Common Stock Issuable Shares																	125,000
Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Shares Outstanding					2,400
Convertible Preferred Stock, Shares Issued upon Conversion					1,200,000
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $															$ 0
Conversion of Stock, Shares Issued															5,750,000
Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total | $															$ 323,000	$ 269,000
Non Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total | $															46,000	$ 261,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $															$ 0
Conversion of Stock, Shares Issued														326,294
Common Stock [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Conversion of Stock, Shares Issued												416,667
Conversion of Stock, Amount Issued | $												$ 648,000
Conversion of Stock, Shares Converted												5,000,000
MB Technology Holdings LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues										3,326		71,526			49,712
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 25
Maximum [Member] | incoln Park Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Common Stock Issuable Value | $																	$ 1,000,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage Of Common Stock To Be Issued																	20.00%
Form S 8 Registration Statement [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total															601,089	15,544
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total | $															$ 2,935,000	$ 1,834,000
May 2016 Financing [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.00001
Shares Issued, Price Per Share | $ / shares							8.40
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 13.79
Proceeds from Issuance or Sale of Equity, Total | $							$ 793,000
Gross Proceeds From Issuance Or Sale Of Equity | $							$ 980,000
Common Stock, Shares, Issued							116,667
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $							$ 187,000
July 2016 Financing [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 6.85
Number of Warrants Exercised						136,875
Common Stock, Shares, Issued						730,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						1.25
December 2016 Financing [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.00001
Common Stock, Shares, Issued					3,800,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1.25
December 2016 Financing [Member] | Common Class B [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance or Sale of Equity, Total | $					$ 8,800,000
Common Stock, Shares, Issued					2,400
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					625
December 2016 Financing [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												794,400
Warrants Issued To Common Stock												794,400
February 2017 Financing [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,312,500
Net Proceeds From Issuance Or Sale Of Equity | $				$ 3,500,000
February 2017 Financing [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued				1,750,000
August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											18,750
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 90
Proceeds from Warrant Exercises | $												$ 1,589,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		20,417
August 2015 Underwritten Offering [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											18,750
Number of Warrants Exercised											38,875
Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											38,875
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 118.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									20,417
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights | $ / shares									$ 118.80
Class A Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 120.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									21,250
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights | $ / shares									$ 120.00
Number of Warrants Exercised											18,750
Series D Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											38,875
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									41,250
Series D Warrant [Member] | Underwriting Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									4,975,500
Series C Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									21,250
Series A Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											9,375
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 30.20					$ 30.20
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercised																20,471
Warrants Exercised Into Common Stock																20,471
Exercise And Reclassified Of Derivative Liabilities | $																$ 1,197,000
Proceeds from Warrant Exercises | $																$ 17,000
Series B Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											38,875
Number of Warrants Exercised											19,438
Series B Warrant [Member] | Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued											38,875
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 118.80
February 2016 and July 2016 warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 2.00	$ 2.00				$ 6.85
February 2016 and July 2016 warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.84	$ 0.84				$ 1.00